Capital Management (Tables)	12 Months Ended
Mar. 31, 2025
Capital Management [Abstract]
Schedule of Total Managed Capital	Total managed capital is as follows as at March 31, 2025 and 2024:
	2025	2024
Borrowings	-	10,447,889
Share capital	61,752,305	46,125,397
Total	61,752,305	56,573,286